Bonds and Loans	12 Months Ended
Mar. 31, 2026
Borrowings [abstract]
Bonds and Loans	Bonds and Loans

	JPY (millions) As of March 31
	2025	2026
Bonds	¥4,190,632	¥4,656,812
Short-term loans	74,621	26
Long-term loans	250,012	225,000
Total	¥4,515,265	¥4,881,837
Non-current	¥3,966,326	¥4,369,681
Current	¥548,939	¥512,157
The composition of bonds is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2025	As of March 31, 2026	Interest rate (%)
Unsecured Senior Notes Assumed in Shire Acquisition	$500	195,295	81,332	5.250%	June 2045
Unsecured Senior Notes Assumed in Shire Acquisition	$1,500	219,033	237,743	3.200%	September 2026 (4)
2018 EUR Unsecured Senior Notes – fixed rate	€3,000	482,180	547,557	2.250 - 3.000%	November 2026 - November 2030
2018 USD Unsecured Senior Notes – fixed rate	$1,750	259,681	278,416	5.000%	November 2028
2020 USD Unsecured Senior Notes – fixed rate	$7,000	1,037,021	1,111,083	2.050 - 3.375%	March 2030 - July 2060
2020 EUR Unsecured Senior Notes – fixed rate	€3,600	577,703	655,829	0.750 - 2.000%	July 2027 - July 2040
2021 JPY Unsecured Senior Bonds – fixed rate	¥250,000	249,561	249,628	0.400%	October 2031
2024 Hybrid bonds (subordinated bonds)	¥460,000	457,983	458,443	1.934% per annum through June 25, 2029 and One-Year JGB interest rate + margin (1.400 - 2.400%) thereafter	June 2084 (1)(2)
2024 USD Unsecured Senior Notes – fixed rate	$3,000	442,175	473,755	5.300 - 5.800%	July 2034 - July 2064 (3)
2025 JPY Unsecured-Senior Bonds – fixed rate	¥184,000	—	183,609	1.599 - 2.292%	June 2030 - June 2035 (7)
2025 USD Unsecured Guaranteed Senior Notes – fixed rate	$2,400	—	379,418	5.200 - 5.900%	July 2035 - July 2055 (8)
Commercial Paper	¥270,000 as of March 31, 2025(6)	270,000	—	—	April 2025 - June 2025
Total		¥4,190,632	¥4,656,812
The composition of loans is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2025	As of March 31, 2026	Interest rate (%)
Bilateral Loans	¥185,000	210,000	185,000	0.513 - 2.616%	March 2029 - March 2034 (9)
2025 USD Bilateral Loan	$500 as of March 31, 2025	74,505	—	4.71492%	July 2025
2024 Syndicated Hybrid Loans (Subordinated Loans)	¥40,000	40,000	40,000	6 months TIBOR＋margin (1.350% - 2.350%)	October 2084 (1)(5)
Other		128	26
Total		¥324,633	¥225,026
(1) The Hybrid Bonds are callable on or after June 25, 2029 and the Hybrid Loan is prepayable on or after October 3, 2029.
On April 25, 2024, Takeda repaid JPY 50,000 million in Bilateral Loans falling due and on the same day entered into new Bilateral Loans of JPY 50,000 million maturing on April 25, 2031. Following this, on June 25, 2024, Takeda issued 60-year Unsecured Hybrid Bonds with an aggregate principal amount of JPY 460,000 million and a maturity date of June 25, 2084(2).
On July 5, 2024, Takeda issued USD 3,000 million (principal amount) in Unsecured U.S. dollar-denominated senior notes with maturity dates ranging from July 5, 2034 to July 5, 2064(3). The proceeds of the USD bond issuance were efficiently deployed to fund a tender offer to redeem USD 1,500 million (principal amount) in Unsecured Senior Notes on July 12, 2024 in advance of their original maturity in September 2026(4), with the balance of proceeds deployed towards the reduction of Commercial Paper drawings in July 2024.
On October 3, 2024, Takeda drew down a Syndicated Hybrid Loan with an aggregate principal amount of JPY 40,000 million and a maturity date of October 3, 2084(5). The proceeds of the Syndicated Hybrid Loan, together with the proceeds of the Hybrid Bonds issued on June 25, 2024 were deployed towards the redemption of JPY 500,000 million (principal amount) in Hybrid Bonds issued in June 2019 on October 6, 2024, in advance of their original maturity of June 6, 2079.
On March 31, 2025, Takeda prepaid JPY 313,500 million and USD 1,500 million (principal amounts) in Syndicated Loans in advance of their original maturity dates ranging from April 27, 2026 to April 26, 2030. To repay the Syndicated Loans, Takeda used cash on hand, Short Term Loan with an aggregated principal amount of USD 500 million, which was drawn down on March 31, 2025, as well as Short Term Commercial Paper drawings. The principal amount of Commercial Paper drawings outstanding was JPY 270,000 million as at March 31, 2025(6).

On April 25, 2025, Takeda repaid JPY 10,000 million in Bilateral Loans falling due. On June 12, 2025, Takeda issued JPY 184,000 million in unsecured JPY denominated senior bonds (“JPY Bonds”) with maturity dates ranging from June 12, 2030, to June 12, 2035(7). The proceeds of the JPY Bonds were used to redeem commercial paper. Following this, on June 23, 2025, Takeda redeemed USD 800 million of unsecured U.S. dollar-denominated senior notes on their maturity date. Takeda has also rolled over USD 500 million Bilateral Loan, which was originally drawn down on March 31, 2025, on a monthly basis until July 3, 2025.

On July 2, 2025, Takeda issued unsecured U.S. dollar-denominated senior guaranteed notes (the "USD Notes") in an aggregate principal amount of USD 2,400 million with maturity dates of July 7, 2035 and July 7, 2055(8), through its indirect wholly owned finance subsidiary Takeda U.S. Financing, Inc. The proceeds of the USD Notes were primarily used to repay USD 500 million Bilateral Loan on July 3, 2025, and redeem commercial paper drawings in July 2025.
On March 31, 2026, Takeda repaid JPY 75,000 million in Bilateral Loans falling due and on the same day entered into new Bilateral Loans of JPY 60,000 million maturing on March 31, 2034(9). Takeda also entered into commitment facilities of JPY 350,000 million and USD 2,100 million. These commitment facilities are effective from March 31, 2026 for five years at minimum and contain certain restrictive covenants, the breach of which may limit our ability to access these facilities. Takeda was in compliance with the covenants as of March 31, 2026. The purpose of the new facilities is for general business use. In connection with these new facilities, Takeda’s existing commitment facility of JPY 700,000 million expiring in September 2026 was cancelled on the same date.
*Amounts presented in the above explanation for Bonds and Loans are based on the principal amount.